Exhibit 99.1

Nissan Auto Lease Trust 2015-B

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

Citigroup Global Markets Inc.

26 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re:	Nissan Auto Lease Trust 2015-B

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Leasing LLC II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of closed-end vehicle leases (the “Leases”) and the related leased vehicles relating to the Nissan Auto Lease Trust 2015-B securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “BANKFILE1_P5032_D100815.txt” and the corresponding record layout and decode information (the “Statistical Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 30 September 2015 (the “Statistical Cut-off Date”) on certain closed-end vehicle leases that are expected to be representative of the Leases (the “Statistical Leases”) and the related leased vehicles and

ii.	Labeled “NALT 15-B AutoDecision Stat w Vin.xlsx” (the “Auto Decision Data File,” together with the Statistical Data File, the “Provided Data Files”), which the Sponsor, on behalf of the Depositor, indicated contains information related to the approval type characteristic for the Statistical Leases on the Statistical Data File,

b.	Imaged copies of:

i.	The motor vehicle lease agreement and accompanying dealer lease worksheet (collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”) and

iii.	The certificate of title (the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

relating to the Sample Leases (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A and

d.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

A member firm of Ernst & Young Global Limited

The agreed-upon procedures described in this report were not conducted for the purpose of:

i.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

ii.	Making any findings with respect to:

i.	Whether the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 October 2015

A member firm of Ernst & Young Global Limited

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, for each Statistical Lease on the Statistical Data File, we appended the Statistical Data File with the corresponding approval type information on the Auto Decision Data File. The Statistical Data File, as appended, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 140 Statistical Leases from the Data File (the “Sample Leases”). The Sample Leases are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to select from the Statistical Leases on the Data File.

3.	For each Sample Lease:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the lessee signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed on the Title that “Nissan-Infiniti LT” or “NILT, Inc.” was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Lease to “Nissan-Infiniti LT” or “NILT, Inc.” on the Title.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A Page 1 of 2

Sample Leases

Sample Lease Number	VIN
1	XXXXXXXXXDW306669
2	XXXXXXXXXDW136892
3	XXXXXXXXXDW533986
4	XXXXXXXXXDW131617
5	XXXXXXXXXDW640821
6	XXXXXXXXXDT221244
7	XXXXXXXXXDW107414
8	XXXXXXXXXEW502849
9	XXXXXXXXXDT226048
10	XXXXXXXXXDW650932
11	XXXXXXXXXEL398066
12	XXXXXXXXXEC758719
13	XXXXXXXXXEC784060
14	XXXXXXXXXDL786519
15	XXXXXXXXXEC772100
16	XXXXXXXXXEC783982
17	XXXXXXXXXEC154721
18	XXXXXXXXXDW150976
19	XXXXXXXXXEC610741
20	XXXXXXXXXEC789012
21	XXXXXXXXXEC791645
22	XXXXXXXXXEN727099
23	XXXXXXXXXEC804999
24	XXXXXXXXXEC806780
25	XXXXXXXXXEC663461
26	XXXXXXXXXET355633
27	XXXXXXXXXEC195623
28	XXXXXXXXXEW704325
29	XXXXXXXXXEW200598
30	XXXXXXXXXEN356650
31	XXXXXXXXXEC823553
32	XXXXXXXXXEW200548
33	XXXXXXXXXEC279974
34	XXXXXXXXXEL619271
35	XXXXXXXXXEC409968
36	XXXXXXXXXEW709498
37	XXXXXXXXXEC423268

Sample Lease Number	VIN
38	XXXXXXXXXEC421956
39	XXXXXXXXXEW507210
40	XXXXXXXXXEC429451
41	XXXXXXXXXEC651296
42	XXXXXXXXXEY254746
43	XXXXXXXXXEC272005
44	XXXXXXXXXEW510284
45	XXXXXXXXXEC900523
46	XXXXXXXXXEC700672
47	XXXXXXXXXEW712759
48	XXXXXXXXXEC327139
49	XXXXXXXXXEN337718
50	XXXXXXXXXEL424241
51	XXXXXXXXXFC135070
52	XXXXXXXXXEC660851
53	XXXXXXXXXEC863963
54	XXXXXXXXXEC863198
55	XXXXXXXXXFC108443
56	XXXXXXXXXEN231174
57	XXXXXXXXXEC721814
58	XXXXXXXXXEC903298
59	XXXXXXXXXFC153668
60	XXXXXXXXXEN380359
61	XXXXXXXXXFN306644
62	XXXXXXXXXEC477519
63	XXXXXXXXXFL370898
64	XXXXXXXXXEN371122
65	XXXXXXXXXFC163780
66	XXXXXXXXXEW521102
67	XXXXXXXXXFC757031
68	XXXXXXXXXEW720904
69	XXXXXXXXXEC861821
70	XXXXXXXXXFC123782
71	XXXXXXXXXFC115354
72	XXXXXXXXXFC177607
73	XXXXXXXXXFC176076
74	XXXXXXXXXEC707491

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A Page 2 of 2

Sample Lease Number	VIN
75	XXXXXXXXXFC118661
76	XXXXXXXXXEY276049
77	XXXXXXXXXFC130628
78	XXXXXXXXXFC187553
79	XXXXXXXXXFN711120
80	XXXXXXXXXEW719747
81	XXXXXXXXXEL695129
82	XXXXXXXXXEY310200
83	XXXXXXXXXEY323201
84	XXXXXXXXXEY334995
85	XXXXXXXXXEL692802
86	XXXXXXXXXEL697170
87	XXXXXXXXXEL692249
88	XXXXXXXXXFT550244
89	XXXXXXXXXEY337406
90	XXXXXXXXXEY342294
91	XXXXXXXXXFN728751
92	XXXXXXXXXEY339859
93	XXXXXXXXXEY336947
94	XXXXXXXXXEY334398
95	XXXXXXXXXEC905723
96	XXXXXXXXXFN216900
97	XXXXXXXXXFN207856
98	XXXXXXXXXEY326340
99	XXXXXXXXXEC475990
100	XXXXXXXXXEY324174
101	XXXXXXXXXFN222226
102	XXXXXXXXXEC488492
103	XXXXXXXXXFL408910
104	XXXXXXXXXFY229285
105	XXXXXXXXXFY263057
106	XXXXXXXXXFY259840
107	XXXXXXXXXFM444453

Sample Lease Number	VIN
108	XXXXXXXXXFY217054
109	XXXXXXXXXFY212936
110	XXXXXXXXXEC908758
111	XXXXXXXXXFN231822
112	XXXXXXXXXFY286271
113	XXXXXXXXXFN250595
114	XXXXXXXXXFT557556
115	XXXXXXXXXFT506137
116	XXXXXXXXXFN232264
117	XXXXXXXXXEC910807
118	XXXXXXXXXGC382520
119	XXXXXXXXXFN257092
120	XXXXXXXXXFL444879
121	XXXXXXXXXFN256766
122	XXXXXXXXXGC389697
123	XXXXXXXXXDM513568
124	XXXXXXXXXDC352811
125	XXXXXXXXXDM514395
126	XXXXXXXXXEM683430
127	XXXXXXXXXEM681836
128	XXXXXXXXXEM687796
129	XXXXXXXXXE9062875
130	XXXXXXXXXEM695914
131	XXXXXXXXXFM380380
132	XXXXXXXXXEM705866
133	XXXXXXXXXEM693514
134	XXXXXXXXXEC555648
135	XXXXXXXXXEM698701
136	XXXXXXXXXEM690684
137	XXXXXXXXXEM702547
138	XXXXXXXXXEC509278
139	XXXXXXXXXEM700147
140	XXXXXXXXXEM691415

Note:

To protect the personal information of the lessees, each vehicle identification number (the “VIN”) in this report has been redacted to only display the last 8 characters.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A Page 1 of 3

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Lease number	System Screen Shots	i.
Vehicle model year	Contract and System Screen Shots
Vehicle make	Contract and System Screen Shots
Vehicle model	Contract and System Screen Shots
Vehicle age classification (new/used)	Contract and System Screen Shots
Monthly base payment amount	Contract and System Screen Shots
Original term to maturity	Contract and System Screen Shots
Adjusted capitalized cost	Contract or System Screen Shots	ii., iii., iv.
Contract residual value	Contract or System Screen Shots	ii., v., vi.
Adjusted manufacturer’s suggested retail price	Contract or System Screen Shots	vii., viii.
Lease rate (money factor)	Contract or System Screen Shots	ix., x.
E-contract (Y/N)	Contract
VIN	Contract, System Screen Shots and Title
Paid thru date	System Screen Shots	xi.
Maturity date	System Screen Shots
Remaining term to maturity	(a) System Screen Shots or (b) System Screen Shots and recalculation	xi., xii., xiii.
Product type	System Screen Shots
FICO score	System Screen Shots
Customer borrower state	System Screen Shots
Approval type	System Screen Shots

Notes:

i.	For identification purposes only.
ii.	For the purpose of comparing the adjusted capitalized cost and contract residual value Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A Page 2 of 3

Notes: (continued)

iii.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for each Sample Lease (except for Sample Lease numbers 11, 33 and 45), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.
iv.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for Sample Lease numbers 11, 33 and 45, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
v.	For the purpose of comparing the contract residual value Sample Characteristic for each Sample Lease (except for Sample Lease numbers 11 and 45), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.
vi.	For the purpose of comparing the contract residual value Sample Characteristic for Sample Lease numbers 11 and 45, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
vii.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for each Sample Lease (except for Sample Lease numbers 45, 46, 84 and 86), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.
viii.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for Sample Lease numbers 45, 46, 84 and 86, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
ix.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease number 45), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.
x.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease number 45, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
xi.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-off Date. For the purpose of comparing the paid thru date and remaining term to maturity Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-off Date.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A Page 3 of 3

Notes: (continued)

xii.	For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease number 113), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
xiii.	For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease number 113, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:
a.	Subtracting the number of received payments from
b.	The original term to maturity,

both as shown on the System Screen Shots.

A member firm of Ernst & Young Global Limited

Exhibit 3 to Attachment A

Sample Characteristic Difference

Sample Lease Number	Sample Characteristic	Data File Value	Source Document Value
129	Vehicle model	QX80 AWD	QX60 AWD

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